UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.2%
Information Technology – 27.5%
Communications Equipment – 6.6%
Aruba Networks, Inc.(a)	398,100	$5,000,136
Blue Coat Systems, Inc.(a)	197,700	6,431,181
F5 Networks, Inc.(a)	72,100	4,933,803
Finisar Corp.(a)	296,562	4,436,567
Netgear, Inc.(a)	178,400	4,827,504
Riverbed Technology, Inc.(a)	153,900	4,769,361

		30,398,552

Computers & Peripherals – 0.7%
Xyratex Ltd.(a)	181,300	3,190,880

Internet Software & Services – 2.6%
DealerTrack Holdings, Inc.(a)	259,900	3,963,475
Knot, Inc. (The)(a)	276,800	2,244,848
VistaPrint NV(a)	106,000	5,467,480

		11,675,803

IT Services – 1.8%
Cybersource Corp.(a)	183,400	4,709,712
Global Cash Access Holdings, Inc.(a)	412,300	3,578,764

		8,288,476

Semiconductors & Semiconductor Equipment – 7.2%
Atheros Communications, Inc.(a)	89,000	3,456,760
Fairchild Semiconductor International, Inc.(a)	343,100	3,849,582
Hittite Microwave Corp.(a)	69,120	3,544,474
MaxLinear, Inc.(a)	68,800	1,162,720
Mellanox Technologies Ltd.(a)	183,900	4,560,720
Netlogic Microsystems, Inc.(a)	67,800	2,113,326
ON Semiconductor Corp.(a)	497,159	3,947,442
Skyworks Solutions, Inc.(a)	293,200	4,937,488
Teradyne, Inc.(a)	422,500	5,167,175

		32,739,687

Software – 8.6%
AsiaInfo Holdings, Inc.(a)	92,600	2,630,766
Concur Technologies, Inc.(a)	78,800	3,302,508
Informatica Corp.(a)	214,740	5,370,648
MICROS Systems, Inc.(a)	154,720	5,749,395
SolarWinds, Inc.(a)	188,600	3,500,416
SuccessFactors, Inc.(a)	216,600	4,533,438
Taleo Corp. - Class A(a)	125,900	3,270,882
TIBCO Software, Inc.(a)	605,900	6,907,260
VanceInfo Technologies, Inc. (ADR)(a)	172,300	4,109,355

		39,374,668

		125,668,066

Health Care – 23.4%
Biotechnology – 6.2%
Alexion Pharmaceuticals, Inc.(a)	79,700	4,373,936
Human Genome Sciences, Inc.(a)	157,800	4,369,482
Incyte Corp. Ltd.(a)	126,100	1,692,262

Company	Shares	U.S. $ Value
InterMune, Inc.(a)	45,400	$1,932,224
Ironwood Pharmaceuticals, Inc.(a)	127,700	1,649,884
Onyx Pharmaceuticals, Inc.(a)	92,900	2,682,023
Pharmasset, Inc.(a)	52,100	1,688,040
Protalix BioTherapeutics, Inc.(a)	210,400	1,424,408
Regeneron Pharmaceuticals, Inc.(a)	105,900	2,703,627
Seattle Genetics, Inc.(a)	112,800	1,421,280
United Therapeutics Corp.(a)	73,800	4,198,482

		28,135,648

Health Care Equipment & Supplies – 4.9%
Align Technology, Inc.(a)	253,200	4,299,336
NuVasive, Inc.(a)	84,200	3,502,720
ResMed, Inc.(a)	83,800	5,734,434
Sirona Dental Systems, Inc.(a)	92,600	3,860,494
Volcano Corp.(a)	206,300	4,955,326

		22,352,310

Health Care Providers & Services – 5.7%
Centene Corp.(a)	86,200	1,973,980
Emergency Medical Services Corp.(a)	101,900	5,388,472
HMS Holdings Corp.(a)	107,500	5,751,250
IPC The Hospitalist Co., Inc.(a)	130,400	4,047,616
LHC Group, Inc.(a)	125,800	4,289,780
Magellan Health Services, Inc.(a)	110,100	4,647,321

		26,098,419

Health Care Technology – 1.7%
MedAssets, Inc.(a)	198,200	4,524,906
SXC Health Solutions Corp.(a)	44,600	3,108,620

		7,633,526

Life Sciences Tools & Services – 1.0%
QIAGEN NV(a)	209,600	4,789,360

Pharmaceuticals – 3.9%
Ardea Biosciences, Inc.(a)	48,400	1,229,360
Cumberland Pharmaceuticals, Inc.(a)	210,200	2,238,630
Impax Laboratories, Inc.(a)	261,300	4,729,530
MAP Pharmaceuticals, Inc.(a)	92,500	1,661,300
Medicis Pharmaceutical Corp.	141,400	3,588,732
Nektar Therapeutics(a)	126,600	1,767,336
Salix Pharmaceuticals Ltd.(a)	61,900	2,488,380

		17,703,268

		106,712,531

Consumer Discretionary – 19.0%
Distributors – 1.2%
LKQ Corp.(a)	258,100	5,435,586

Diversified Consumer Services – 2.1%
K12, Inc.(a)	177,619	4,204,242
Strayer Education, Inc.	21,900	5,324,328

		9,528,570

Hotels, Restaurants & Leisure – 5.2%
Gaylord Entertainment Co.(a)	76,000	2,565,000

Company	Shares	U.S. $ Value
Great Wolf Resorts, Inc.(a)	724,100	$2,324,361
Life Time Fitness, Inc.(a)	104,700	3,848,772
Orient-Express Hotels Ltd. – Class A(a)	371,480	5,070,702
Panera Bread Co. – Class A(a)	57,600	4,489,344
Texas Roadhouse, Inc. – Class A(a)	376,188	5,560,058

		23,858,237

Household Durables – 1.5%
Tempur-Pedic International, Inc.(a)	196,700	6,628,790

Internet & Catalog Retail – 1.2%
NetFlix, Inc.(a)	57,000	5,629,890

Media – 2.5%
Lamar Advertising Co.(a)	147,700	5,497,394
National CineMedia, Inc.	314,800	5,993,792

		11,491,186

Specialty Retail – 4.2%
Dick’s Sporting Goods, Inc.(a)	203,200	5,915,152
J Crew Group, Inc.(a)	95,100	4,419,297
Kirkland’s, Inc.(a)	172,900	3,850,483
Tractor Supply Co.	70,700	4,748,919

		18,933,851

Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.(a)	154,900	4,990,878

		86,496,988

Industrials – 16.0%
Aerospace & Defense – 1.1%
Hexcel Corp.(a)	322,400	5,222,880

Building Products – 0.9%
Simpson Manufacturing Co., Inc.	123,100	4,184,169

Commercial Services & Supplies – 0.9%
Interface, Inc.	320,700	4,194,756

Electrical Equipment – 2.4%
AMETEK, Inc.	108,100	4,675,325
Baldor Electric Co.	162,400	6,237,784

		10,913,109

Machinery – 6.2%
Actuant Corp. – Class A	230,800	5,292,244
Bucyrus International, Inc. – Class A	101,200	6,376,612
IDEX Corp.	135,150	4,541,040
Lincoln Electric Holdings, Inc.	83,500	5,004,990
RBC Bearings, Inc.(a)	104,600	3,301,176
Valmont Industries, Inc.	47,800	3,981,262

		28,497,324

Marine – 0.9%
Kirby Corp.(a)	92,700	3,900,816

Professional Services – 1.1%
TrueBlue, Inc.(a)	310,200	4,898,058

Road & Rail – 2.5%
Genesee & Wyoming, Inc. – Class A(a)	104,082	4,069,606

Company	Shares	U.S. $ Value
Knight Transportation, Inc.	196,100	$4,174,969
RailAmerica, Inc.(a)	245,300	3,161,917

		11,406,492

		73,217,604

Financials – 4.8%
Capital Markets – 4.2%
Affiliated Managers Group, Inc.(a)	55,200	4,646,736
Greenhill & Co., Inc.	54,500	4,790,005
KBW, Inc.(a)	156,800	4,696,160
Stifel Financial Corp.(a)	89,300	5,119,569

		19,252,470

Commercial Banks – 0.6%
Iberiabank Corp.	42,100	2,595,044

		21,847,514

Energy – 4.5%
Energy Equipment & Services – 3.0%
Complete Production Services, Inc.(a)	266,200	4,016,958
Dril-Quip, Inc.(a)	53,600	3,105,048
Oceaneering International, Inc.(a)	58,400	3,825,200
Superior Energy Services, Inc.(a)	112,100	3,033,426

		13,980,632

Oil, Gas & Consumable Fuels – 1.5%
Cabot Oil & Gas Corp.	81,200	2,933,756
Concho Resources, Inc.(a)	66,400	3,772,848

		6,706,604

		20,687,236

Materials – 1.7%
Chemicals – 1.7%
Calgon Carbon Corp.(a)	190,900	2,958,950
Solutia, Inc.(a)	279,400	4,917,440

		7,876,390

		7,876,390

Telecommunication Services – 1.5%
Diversified Telecommunication Services – 0.7%
tw telecom, Inc.(a)	183,400	3,264,520

Wireless Telecommunication Services – 0.8%
SBA Communications Corp. -Class A(a)	98,600	3,487,482

		6,752,002

Consumer Staples – 0.8%
Food Products – 0.8%
Green Mountain Coffee Roasters, Inc.(a)	49,060	3,564,700

Total Common Stocks (cost $322,879,625)		452,823,031

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. -Government STIF Portfolio, 0.15%(b)
(cost $2,277,471)	2,277,471	2,277,471

Total Investments – 99.7%
(cost $325,157,096)(c)	455,100,502
Other assets less liabilities – 0.3%	1,594,737

Net Assets – 100.0%	$456,695,239

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $135,352,583 and gross unrealized depreciation of investments was $(5,409,177), resulting in net unrealized appreciation of $129,943,406.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Small Cap Growth Portfolio

April 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$452,823,031	$—	$—	$452,823,031
Short-Term Investments	2,277,471	—	—	2,277,471

Total Investments in Securities	455,100,502	—	—	455,100,502
Other Financial Instruments*	—	—	—	—

Total	$455,100,502	$—	$—	$455,100,502

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith President

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: June 21, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 21, 2010